Derivative Assets (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Assets [Abstract]
Schedule of Fair Value of Derivative Assets

The following table presents changes in the estimated fair value of the derivative assets:

Fair value of Derivative Assets
RMB
Balance as of January 1, 2026	—
Addition	64,936,216
Change in fair value	(2,767,854)
Deletion due to settlement	(19,959,688)
Foreign currency translation adjustment	(503,844)
Balance as of June 30, 2026	41,704,830